Trade and other receivables - Net (impairment losses) reversals (Details) - Trade and other receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	€ (550)	€ (343)	€ (620)
Net credit losses	(66)	(36)	(45)
Reversals	337	153	233
Net (impairment losses) reversals of trade and other receivables	€ (279)	€ (226)	€ (432)